Defined Benefit Plan (Tables)	12 Months Ended
Dec. 31, 2015
Postemployment Benefits [Abstract]
Summary of Foreign Plan's Funded Status and Recognized Amounts
The following table sets forth the plan’s funded status and amounts recognized in the Company’s consolidated balance sheets at December 31, 2015 and 2014 (in thousands):

	December 31, 2015	December 31, 2014
Change in benefit obligation:
Benefit obligation, beginning of year	$14,712	$13,386
Service cost	578	425
Interest cost	167	271
Actuarial (gain)/loss	143	1,847
Employee contributions and transfer	(497)	363
Plan amendment	(107)	383
Benefits paid	(1,579)	(621)
Foreign currency translation	(25)	(1,342)
Benefit obligation	13,392	14,712
Change in plan assets:
Fair value of assets, beginning of period	$11,408	$12,059
Actual return on plan assets	310	362
Company contribution	427	454
Employee contributions and transfer	350	363
Benefits paid	(1,579)	(621)
Foreign currency translation	(19)	(1,209)
Fair value of assets	10,897	11,408
Funded status	$(2,495)	$(3,304)

Summary of Net Periodic Benefit Cost
Net periodic benefit cost consists of the following (in thousands):

	Year ended December 31,
	2015	2014	2013
Service cost	$578	$425	$484
Interest cost	167	271	298
Expected return on plan assets	310	(468)	(284)
Net periodic benefit cost	$1,055	$228	$498

Summary of Assumptions Used to Determine the Benefit Obligations and Components of the Net Periodic Benefit Cost
Assumptions used to determine the benefit obligations and components of the net periodic benefit cost at December 31, 2015 and 2014:

	December 31, 2015	December 31, 2014
Discount rate	1.00%	1.25%
Expected return on plan assets	1.40%	1.75%
Rate of compensation increase	1.00%	1.00%

Summary of Expected Foreign Plan Benefit Payments	The following presents the benefit payments which are expected to be paid for the plan in each year indicated (in thousands):

2016	$460
2017	755
2018	459
2019	849
2020	1,143
Thereafter	3,029
$6,695

Summary of Allocation of Assets in Swiss Life's Group Life Portfolio
The allocation of pension plan assets by category in Swiss Life’s group life portfolio is as follows at December 31, 2015:

Certificates of deposit and cash and cash equivalents	71%
Fixed income bonds and securities	7%
Private equity and hedge funds	6%
Real estate	14%
Equity and other investments	2%
100%